SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Ecosphere, its wholly-owned subsidiaries and through May 23, 2013, Ecosphere Energy Services, LLC ("EES"), now Fidelity National Environmental Solutions LLC ("FNES"). On May 24, 2013, the Company sold a 12% interest in FNES and transferred an additional 1.5% interest to a board member of FNES, reducing the Company's ownership in FNES from 52.6% to 39.1%.  Since May 24, 2013, the Company accounts for its investment in FNES under the equity method.  On July 31, 2013, the Company sold an additional 8% interest in FNES and transferred an additional 0.5% interest to a board member of FNES, reducing the Company's ownership in FNES from 39.1% to 30.6% (See Notes 3 and 4). The Company continues to account for its investment in FNES under the equity method. All intercompany account balances and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ecosphere and its subsidiaries, including its 52.6% owned subsidiary EES. All intercompany account balances and transactions have been eliminated.

Noncontrolling Interest

Noncontrolling Interest

Prior to May 24, 2013, the Company accounted for its less than 100% interest in EES in accordance with ASC Topic 810, Consolidation, and accordingly the Company presented noncontrolling interests as a component of equity on its unaudited condensed consolidated balance sheets and reported noncontrolling interest net income or loss under the heading "Net (income) loss applicable to noncontrolling interest in consolidated subsidiary" in the unaudited condensed consolidated statements of operations.

Noncontrolling Interest

The Company accounts for its less than 100% interest in consolidated subsidiaries in accordance with ASC Topic 810, Consolidation, and accordingly the Company presents noncontrolling interests as a component of equity on its consolidated balance sheets and reports noncontrolling interest net income or loss under the heading "Net (income) loss applicable to noncontrolling interest in consolidated subsidiary" in the consolidated statements of operations.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts receivable, valuation of inventory, estimates of depreciable lives and valuation of property and equipment, estimates of amortization periods for intangible assets, valuation of beneficial conversion features in convertible debt, valuation of equity based instruments issued for other than cash, warranty reserve, valuation of derivatives, valuation of remaining interest in EES upon deconsolidation and the valuation allowance on deferred tax assets.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts receivable, valuation of inventory, estimates of costs to complete and earnings on uncompleted contracts, estimates of depreciable lives and valuation of property and equipment, estimates of amortization periods for intangible assets, restructuring charges, valuation of beneficial conversion features in convertible debt, valuation of equity based instruments issued for other than cash, warranty reserve, valuation of derivatives and the valuation allowance on deferred tax assets.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.
Restricted Cash	Restricted Cash Restricted cash as of September 30, 2013, represents a $25,000 compensating balance held pursuant to certain of the Company's short-term financing arrangements.

Restricted Cash

Restricted cash represents a $25,000 compensating balance held pursuant to certain of the Company's short term financing arrangements along with $35,168 placed in an escrow account pursuant to the Hydrozonix Agreement which was released subsequent to December 31, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at their estimated net realizable value. The Company reviews its accounts to estimate losses resulting from the inability of its customers to make required payments. Any required allowance is based on specific analysis of past due accounts and also considers historical trends of write-offs. Past due status is based on how recently payments have been received from customers. The Company's collection experience has been favorable reflecting a limited number of customers, all of which are in the oil and natural gas industry. No allowance was deemed necessary at September 30, 2013 and December 31, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at their estimated net realizable value. The Company reviews its accounts to estimate losses resulting from the inability of its customers to make required payments. Any required allowance is based on specific analysis of past due accounts and also considers historical trends of write-offs. Past due status is based on how recently payments have been received from customers. The Company's collection experience has been favorable reflecting a limited number of customers, all of which are in the oil and gas industry. No allowance was deemed necessary at December 31, 2012 and 2011.

Inventory

Inventory

Inventory is primarily comprised of raw materials, work in progress and finished goods consisting of one Ozonix® EF80 unit completed for future sale. Inventory on hand at each respective balance sheet date is stated at the lower of cost or market with cost determined using a weighted average methodology. See Note 5.

Inventory

Inventory is primarily comprised of raw materials and work-in-process representing water treatment units being manufactured and assembled for future sale where no binding sales contract exists. Inventory on hand at each respective balance sheet date is stated at the lower of cost or market with cost determined using a weighted average methodology.

Property and Equipment and Capital Leases

Property, Equipment and Capitalized Leases

Property and equipment is stated at cost. For equipment manufactured for use by the Company, cost includes direct component parts plus direct labor. Depreciation is computed using the straight-line method based on the estimated useful lives generally ranging from three to seven years. Amortization of leasehold improvements is computed using the straight-line method over the lesser of the useful life of the asset or the remaining term of the lease. Expenditures for maintenance and repairs are expensed as incurred.

Property and Equipment and Capital Leases

Property and equipment is stated at cost. For equipment manufactured for use by the Company, cost includes direct component parts plus direct labor. Depreciation is computed using the straight-line method based on the estimated useful lives generally ranging from three to seven years. Amortization of leasehold improvements is computed using the straight-line method over the lesser of the useful life of the asset or the remaining term of the lease. Expenditures for maintenance and repairs are expensed as incurred.

Debt Issuance Cost

Debt Issuance Cost

The Company accounts for debt issuance cost in accordance with ASC 470, Debt. The costs associated with the issuance of debt are capitalized and amortized over the life of the underlying debt instrument.

Patents

Patents

Patents are stated at cost and are being amortized on a straight-line basis over the estimated future periods to be benefited. All patents at September 30, 2013 and December 31, 2012 have either been acquired from a related company or assigned to the Company by the Company's founder. Patents are recorded at the historical cost basis.

Patents

Patents are stated at cost and are being amortized on a straight-line basis over the estimated future periods to be benefited. All patents at December 31, 2012 and 2011 have either been acquired from a related Company or assigned to the Company by the Company's founder. Patents are recorded at the historical cost basis. The Company recognized amortization expense of $4,470, $3,981 and $3,752 for the years ended December 31, 2012, 2011 and 2010, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less, costs to sell.

Impairment of Long-Lived Assets

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets. This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less, costs to sell.

Investment in Unconsolidated Investee

Investment in Unconsolidated Investee

The Company accounts for investments in which the Company owns more than 20% of the investee, using the equity method in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures. Under the equity method, an investor initially records an investment in the stock of an investee at cost, and adjusts the carrying amount of the investment to recognize the investor's share of the earnings or losses of the investee after the date of acquisition. The amount of the adjustment is included in the determination of net income by the investor, and such amount reflects adjustments similar to those made in preparing consolidated statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any difference between investor cost and underlying equity in net assets of the investee at the date of investment. The investment of an investor is also adjusted to reflect the investor's share of changes in the investee's capital. Dividends received from an investee reduce the carrying amount of the investment. A series of operating losses of an investee or other factors may indicate that a decrease in value of the investment has occurred which is other than temporary and which should be recognized even though the decrease in value is in excess of what would otherwise be recognized by application of the equity method.

Derivative Instruments

Derivative Instruments

ASC Topic 815, Derivatives and Hedging ("ASC Topic 815"), establishes accounting and reporting standards for derivative instruments and for hedging activities by requiring that all derivatives be recognized in the balance sheet and measured at fair value. Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings or recorded in other comprehensive income (loss) depending on the purpose of the derivatives and whether they qualify and have been designated for hedge accounting treatment. The Company does not have any derivative instruments for which it has applied hedge accounting treatment.

Derivative Instruments

ASC Topic 815, Derivatives and Hedging ("ASC Topic 815"), establishes accounting and reporting standards for derivative instruments and for hedging activities by requiring that all derivatives be recognized in the balance sheet and measured at fair value. Gains or losses resulting from changes in the fair value of derivatives are recognized in earnings or recorded in other comprehensive income (loss) depending on the purpose of the derivatives and whether they qualify and have been designated for hedge accounting treatment. The Company does not have any derivative instruments for which it has applied hedge accounting treatment.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures ("ASC Topic 820"). For certain of our financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for notes payable, net of discount, also approximate fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same.

ASC Topic 820 provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC Topic 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures ("ASC Topic 820"). For certain of our financial instruments, including cash, accounts receivable, accounts payable and accrued liabilities, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for notes payable, net of discount, also approximate fair value because current interest rates available to us for debt with similar terms and maturities are substantially the same.

ASC Topic 820 provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC Topic 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:

Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:

Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:

Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Revenue Recognition

Revenue Recognition

For each of our revenue sources we have the following policies:

Equipment and Component Sales

Revenues and related costs on production type contracts are recognized using the "percentage of completion method" of accounting in accordance with ASC 605-35, Accounting for Performance of Construction-Type and Certain Production Type Contracts ("ASC 605-35"). Under this method, contract revenues and related expenses are recognized over the performance period of the contract in direct proportion to the costs incurred as a percentage of total estimated costs for the entirety of the contract. Costs include direct material, direct labor, subcontract labor and any allocable indirect costs. All unallocable indirect costs and corporate general and administrative costs are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined. Contract costs plus recognized profits are accumulated as deferred assets, and billings and/or cash received are recorded to a deferred revenue liability account. The net of these two accounts for any individual project is presented as "Costs and estimated earnings in excess of billings on uncompleted contracts," an asset account, or "Billings in excess of costs and estimated earnings on uncompleted contracts," a liability account.

Production type contracts that do not qualify for use of the percentage of completion method, the Company accounts for these contracts using the "completed contract method" of accounting in accordance with ASC 605-35-25-57. Under this method, contract costs are accumulated as deferred assets, and billings and/or cash received is recorded to a deferred revenue liability account, during the periods of construction, but no revenues, costs, or profits are recognized in operations until the period within which completion of the contract occurs. Costs include direct material, direct labor, subcontract labor and any allocable indirect costs. All unallocable indirect costs and corporate general and administrative costs are charged to the periods as incurred. However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined. The deferred asset (accumulated contract costs) in excess of the deferred liability (billings and/or cash received) is classified as a current asset under "Costs in excess of billings on uncompleted contracts". The deferred liability (billings and/or cash received) in excess of the deferred asset (accumulated contract costs) is classified under current liabilities as "Billings in excess of costs on uncompleted contracts".

A contract is considered complete when all costs except insignificant items have been incurred; the equipment is operating according to specifications and has been accepted by the customer.

The Company may manufacture products in anticipation of a future contract. Since there are no binding contracts relating to the purchase of these products, ASC 605-35 is not applicable. Accordingly, revenue is recognized when persuasive evidence of an arrangement exists, products are delivered to and accepted by the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant.

Field Services (See Note 4)

Revenue from water treatment contracts is earned based upon the volume of water processed plus additional period based contractual charges and is recognized in the period the service is provided. Payments received in advance of the performance of services or of the delivery of goods are deferred as liabilities until the services are performed or the goods are delivered.

Some projects the Company undertakes are based upon our providing water processing services for fixed periods of time. Revenue from these projects is recognized based upon the number of days the service has been provided during the reporting period.

After Market Part Sales

The Company recognizes revenue from the sale of aftermarket parts during the period in which the parts are delivered to the buyer.

Royalties

Revenue from technology license royalties will be recorded if and as the royalties are earned. No royalty revenue has been earned to date.

The Company includes shipping and handling fees billed to customers in revenues and shipping and handling costs in cost of revenues.

Revenue Recognition

For each of our revenue sources we have the following policies:

Equipment and Component Sales

Revenues and related costs on production type contracts are recognized using the "percentage of completion method" of accounting in accordance with ASC 605-35, Accounting for Performance of Construction-Type and Certain Production Type Contracts ("ASC 605-35").  Under this method, contract revenues and related expenses are recognized over the performance period of the contract in direct proportion to the costs incurred as a percentage of total estimated costs for the entirety of the contract.  Costs include direct material, direct labor, subcontract labor and any allocable indirect costs.  All unallocable indirect costs and corporate general and administrative costs are charged to the periods as incurred.  However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined.  Contract costs plus recognized profits are accumulated as deferred assets, and billings and/or cash received are recorded to a deferred revenue liability account.  The net of these two accounts for any individual project is presented as "Costs and estimated earnings in excess of billings on uncompleted contracts," an asset account, or "Billings in excess of costs and estimated earnings on uncompleted contracts," a liability account.

Production type contracts that do not qualify for use of the percentage of completion method, the Company accounts for these contracts using the "completed contract method" of accounting in accordance with ASC 605-35-25-57.  Under this method, contract costs are accumulated as deferred assets, and billings and/or cash received is recorded to a deferred revenue liability account, during the periods of construction, but no revenues, costs, or profits are recognized in operations until the period within which completion of the contract occurs.  Costs include direct material, direct labor, subcontract labor and any allocable indirect costs.  All unallocable indirect costs and corporate general and administrative costs are charged to the periods as incurred.  However, in the event a loss on a contract is foreseen, the Company will recognize the loss as it is determined.  The deferred asset (accumulated contract costs) in excess of the deferred liability (billings and/or cash received) is classified as a current asset under "Costs in excess of billings on uncompleted contracts".  The deferred liability (billings and/or cash received) in excess of the deferred asset (accumulated contract costs) is classified under current liabilities as "Billings in excess of costs on uncompleted contracts".

A contract is considered complete when all costs except insignificant items have been incurred; the equipment is operating according to specifications and has been accepted by the customer.  As of December 31, 2012 all contracts were completed and revenue and costs fully recognized.

The Company may manufacture products in anticipation of a future contract.  Since there are no binding contracts relating to the purchase of these products, ASC 605-35 is not applicable.  Accordingly, revenue is recognized when persuasive evidence of an arrangement exists, products are delivered to and accepted by the customer, economic risk of loss has passed to the customer, the price is fixed or determinable, collection is reasonably assured, and any future obligations of the Company are insignificant.

Field Services

Revenue from water treatment contracts is earned based upon the volume of water processed plus additional period based contractual charges and is recognized in the period the service is provided.  Payments received in advance of the performance of services or of the delivery of goods are deferred as liabilities until the services are performed or the goods are delivered.

Some projects the Company undertakes are based upon our providing water processing services for fixed periods of time.  Revenue from these projects is recognized based upon the number of days the service has been provided during the reporting period.

After Market Part Sales

The Company recognizes revenue from the sale of aftermarket parts during the period in which the parts are delivered to the buyer.

Royalties

Revenue from technology license royalties will be recorded if and as the royalties are earned.  No royalty revenue has been earned to date.

The Company includes shipping and handling fees billed to customers in revenues and shipping and handling costs in cost of revenues.

Product Warranties

Product Warranties

The Company accrues for product warranties when the loss is probable and can be reasonably estimated.  At December 31, 2012 and 2011, the Company has no product warranty accrual given its lack of long-term historical warranty experience and the fact that more recent warranty repair experience relates to what we believe are non-recurring issues and are therefore, not indicative of future warranty estimates.  The warranty period on the first unit constructed ends September 22, 2013.

Research and Development

Research and Development

In accordance with ASC Topic 730-10, Research and Development - Overall, expenditures for research and development of the Company's products are expensed when incurred, and are included in operating expenses. The Company recognized research and development costs of $28,290, $247,107 and $163,328 for the years ended December 31, 2012, 2011 and 2010, respectively.

Advertising

Advertising

The Company conducts advertising for the promotion of its products and services. In accordance with ASC 720-35, Advertising Costs, are charged to operations when incurred and totaled $181,269, $20,571 and $21,943 for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity-based Compensation

Equity-based Compensation

Compensation expense for all stock-based employee and director compensation awards granted is based on the grant date fair value estimated in accordance with the provisions of ASC Topic 718, Stock Compensation ("ASC Topic 718"). The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Vesting terms vary based on the individual grant terms.

The Company estimates the fair value of stock-based compensation awards on the date of grant using the Black-Scholes-Merton ("BSM") option pricing model, which was developed for use in estimating the value of traded options that have no vesting restrictions and are freely transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The BSM option pricing model considers, among other factors, the expected term of the award and the expected volatility of the Company's stock price. Expected terms are calculated using the Simplified Method, volatility is determined based on the Company's historical stock price trends and the discount rate is based upon treasury rates with instruments of similar expected terms. Warrants granted to non-employees are accounted for in accordance with the measurement and recognition criteria of ASC Topic 505-50, Equity Based Payments to Non-Employees.

Equity-based Compensation

Compensation expense for all stock-based employee and director compensation awards granted is based on the grant date fair value estimated in accordance with the provisions of ASC Topic 718, Stock Compensation ("ASC Topic 718"). The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Vesting terms vary based on the individual grant terms.

The Company estimates the fair value of stock-based compensation awards on the date of grant using the Black-Scholes-Merton ("BSM") option pricing model, which was developed for use in estimating the value of traded options that have no vesting restrictions and are freely transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The BSM option pricing model considers, among other factors, the expected term of the award and the expected volatility of the Company's stock price. Expected terms are calculated using the Simplified Method, volatility is determined based on the Company's historical stock price trends and the discount rate is based upon treasury rates with instruments of similar expected terms. Warrants granted to non-employees are accounted for in accordance with the measurement and recognition criteria of ASC Topic 505-50, Equity Based Payments to Non-Employees.

Income Taxes

Income Taxes

The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on difference between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

Income Taxes

The Company uses the asset and liability method in accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on difference between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

Accounting for Uncertainty in Income Taxes

Accounting for Uncertainty in Income Taxes

The Company applies the provisions of ASC Topic 740-10-25, Income Taxes - Overall - Recognition ("ASC Topic 740-10-25") with respect to the accounting for uncertainty of income tax positions. ASC Topic 740-10-25 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-25 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of September 30, 2013, tax years since 2009 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

Accounting for Uncertainty in Income Taxes

The Company applies the provisions of ASC Topic 740-10-25, Income Taxes - Overall - Recognition ("ASC Topic 740-10-25") with respect to the accounting for uncertainty of income tax positions. ASC Topic 740-10-25 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-25 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012, tax years since 2009 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

Earnings Per Share

Net Income (Loss) Per Share

The Company displays earnings per share in accordance with ASC 260, Earnings Per Share ("ASC 260"). ASC 260 requires dual presentation of basic and diluted earnings per share ("EPS"). Basic earnings per share is computed by dividing net (loss) income attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

For the three months ended September 30, 2013, no potential common shares were included in the calculation of diluted loss per share because they were anti-dilutive. Basic and diluted net income per share for the nine months ended September 30, 2013, were calculated as follows:

	For the Three Months Ended September 30, 2013		For the Nine Months Ended September 30, 2013
	Basic	Diluted	Basic	Diluted
Numerator
Net (loss) income applicable to common stock	$(2,811,685)	$(2,811,685)	$22,123,084	$22,123,084
Denominator
Weighted average common shares outstanding	163,588,214	163,588,214	163,237,401	163,237,401
Warrants and options	-	-	-	1,692,277
	163,588,214	163,588,214	163,237,401	164,929,678
Net (loss) income per share	$(0.02)	$(0.02)	$0.13	$0.13

Basic and diluted net income per share for the three and nine months ended September 30, 2012, were calculated as follows:

	For the Three Months Ended September 30, 2012		For the Nine Months Ended September 30, 2012
	Basic	Diluted	Basic	Diluted
Numerator
Net income applicable to common stock	$315,985	$315,985	$1,186,631	$1,186,631
Preferred stock dividends	-	25,687	-	77,125
	$315,985	$341,672	$1,186,631	$1,263,756
Denominator
Weighted average common shares outstanding	156,948,937	156,948,937	156,012,479	156,012,479
Restricted stock	-	344,918	-	344,918
Preferred stock	-	432,637	-	432,989
Warrants and options	-	6,898,257	-	11,955,978
	156,948,937	164,624,749	156,012,479	168,746,364
Net income per share	$0.00	$0.00	$0.01	$0.01

Securities that could potentially dilute basic EPS in the future, that were not included in the computation of diluted EPS because to do so would have been anti-dilutive for the periods presented, consist of the following:

Anti-Dilutive Potential Common Stock

	For the Nine Months Ended
	September 30,
	2013	2012
Convertible debt	2,706,250	1,837,500
Convertible preferred stock	362,497	432,637
Options and warrants to purchase common stock	58,659,372	71,941,106
Unvested stock grants	115,942	145,047
Total Anti-Dilutive Potential Common Stock	61,844,061	74,356,290

Earnings Per Share

The Company displays earnings per share in accordance with ASC 260, Earnings Per Share ("ASC 260"). ASC 260 requires dual presentation of basic and diluted earnings per share ("EPS"). Basic earnings per share is computed by dividing net (loss) income attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The computation of basic and diluted earnings per share is as follows:

	For the Year Ended December 31, 2012
	Net Income	Shares	Per Share
	Numerator	Denominator	Amount
Basic Earnings Per Share
Net loss attributable to common stockholders	$136,200	148,989,308	$0.00
Effect of Dilutive Securities
Options and warrants	-	5,558,098	-
Restricted stock	-	20,604	-
Diluted Earnings Per Share	$136,200	154,568,010	$0.00

For the years ended December 31, 2011 and 2010, the computation of diluted loss per share was the same as basic loss per share because all outstanding potentially dilutive instruments were anti-dilutive.

Securities that could potentially dilute basic EPS in the future, that were not included in the computation of diluted EPS because to do so would have been anti-dilutive for the periods presented, consist of the following:

Anti-Dilutive Potential Common Shares
	December 31,
	2012	2011	2010
Convertible debt	2,067,721	2,928,751	607,143
Convertible preferred stock	412,286	412,870	412,870
Options and warrants to purchase common stock	55,781,331	73,873,095	75,983,470
Unvested stock grants	59,396	317,397	269,504
Total Anti-Dilutive Potential Common Shares	58,320,734	77,532,113	77,272,987

New Standards

New Accounting Standards

Management does not believe that any recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated financial statements.

New Standards

Management does not believe that any recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial statements.